OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2019	2018
Deferred charter revenue	28,171	20,011
Deferred gain on sale and leaseback	—	258
Unfavorable charter party-in contracts	—	672
Payroll and employee tax accruals	714	548
Bunker obligations on time charter out contracts	1,599	331
Other current liabilities	11,651	6,578
	42,135	28,398

See also Note 24 Other long-term liabilities for additional information for the accounting of the deferred gain on sale and leaseback on eight vessels leased from SFL and the unfavorable value of the Golden Hawk operating lease acquired as part of the merger or business combination in 2015, upon adoption of ASC 842 Leased on January 1, 2019.
OTHER LONG TERM LIABILITIES

(in thousands of $)	2019	2018
Deferred gain on sale and leaseback	—	2,227
Other long-term liabilities	—	5,051
	—	7,278

The decrease in deferred gain on sale and leaseback was a result of the adoption of ASC 842 Leases on January 1, 2019. Upon adoption of ASC 842, the remaining balance of deferred gain related to the sale and leaseback transaction of eight vessels with SFL in 2015 was recognized as an opening balance adjustment to accumulated deficit.

Other long-term liabilities included unfavorable value of the Golden Hawk operating lease acquired as part of the merger or business combination in 2015 and deferred charter hire related to the same contract. Upon adoption of ASC 842, the remaining balance for these items was recognized as an opening balance adjustment to the corresponding right of use asset.

See also Note 3 Recently Issued Accounting Standards and Note 10 Operating Leases for additional information related to these contracts.